ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK (Tables)	9 Months Ended
Sep. 30, 2024
Additional information [abstract]
Summary of Restricted Assets
As of the indicated dates, there are restrictions on the free availability of the following assets:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	09.30.24	12.31.23
For Operations in the Rosario Forward Market, MAE and BYMA	102,567,335	145,554,111
For Capacity of Repo Transactions	5,367,079	5,278,492
For Operations with Debit/Credit Cards	67,788,811	44,088,917
For Attachments	10,009	20,874
Minimum Offsetting Entry required to Operate as CNV Agents	1,904,249	1,524,557
Guarantees of the Competitiveness Program for Regional Economies (IDB - FONDEFIN)	211,195	273,479
For Other Operations (includes Deposits as Collateral from Rentals)	211,547	373,201
For Forward Purchases for Repurchase Transactions	48,303,707	47,506,425
For Surety Guarantees	695,248,595	342,400,067
b)    Escrow Accounts
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated dates amounted to:

Items	09.30.24	12.31.23
Escrow Accounts	200,592,234	191,683,567
c)    Interests in Other Companies
The item “Investments in other Companies” includes the amount of 1,222,406 non-transferable non- endorsable registered ordinary shares of Electrigal S.A., which transfer is subject to the approval of the national authorities, in accordance with the terms of the concession contract duly signed.
d)    Contribution to Risk Funds
Banco Galicia, as a protective partner in the Risk Funds of Garantizar S.G.R., Don Mario S.G.R., Movil S.G.R., Potenciar S.G.R., Bind Garantías S.G.R., and Aval Ganadero S.G.R., undertakes to maintain the contributions made to them for a period of 2 years.

Items	09.30.24	12.31.23
Fondo de Riesgo de Garantizar S.G.R.	17,211,026	6,617,957
Don Mario S.G.R.	2,200,000	1,612,648
Móvil S.G.R.	2,632,700	2,217,390
Potenciar S.G.R.	5,018,353	2,415,651
Bind Garantías S.G.R.	50,000	100,790
Aval Ganadero S.G.R.	480,000	—
Inviu S.A.U.

Items	09.30.24	12.31.23
Minimum Offsetting Entry required to Operate as CNV Agents	377,325	616,981
Deposits as Collateral	4,570,753	1,399,873
Surety Bonds	—	13,705
Naranja Digital Compañía Financiera S.A.U.
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated date amounted to:

Items	09.30.24	12.31.23
Escrow Accounts	28,387,295	9,821,281
Tarjeta Naranja S.A.U.

Items	09.30.24	12.31.23
Attachments related to Legal Cases	1,245	1,245
Guarantees related to Rental Contracts	22,442	16,006
Guarantees related to consumer transactions with credit card abroad	3,341,637	11,622,179
Galicia Asset Management S.A.U.

Items	09.30.24	12.31.23
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	675,914	527,781
(*) As of September 30, 2024, it corresponds to 15,500,000 shares of the FIMA Capital Plus Class “C” Fund.
Galicia Securities S.A.U.

Items	09.30.24	12.31.23
Minimum Offsetting Entry required to Operate as CNV Agents	423,507	399,687
Deposits as Collateral	1,421,014	23,468,674
Galicia Holdings US Inc.

Items	09.30.24	12.31.23
Guarantees related to Rental Contracts	133,691	—
The total assets of restricted availability for the items indicated in the aforementioned controlled companies, as of the indicated dates, is as follows:

Items	09.30.24	12.31.23
Total Restricted Availability Assets	1,189,151,663	839,555,538

Summary of Trust Activities
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Contract date	Trustor	Balances	Maturity(*)
11.23.11	Exxon Mobil	265,814	04.19.25
09.12.14	Copp. de Trab. Portuarios	10,561	09.12.24
03.08.23	Fondo Fiduciario Aceitero	8,827	12.31.24
12.12.23	Fdo. Anticiclico Agroalim 2023	3,813	12.31.24
	Total	289,015
(*) These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	975,291	12.31.24
05.14.09	GAS II	20,263,105	12.31.24
06.08.11	MILA III	129,229	12.31.24
09.01.11	MILA IV	20,878	12.31.24
	Total	21,388,503
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
Summary of Balances of the Mutual Funds
The equity of the Mutual Funds is detailed below as of the indicated dates:

Investment Mutual Fund - Equity	09.30.24	12.31.23
Fima Acciones	70,093,370	57,197,137
Fima P.B. Acciones	42,400,812	32,872,983
Fima Renta En Pesos	96,375,402	163,541,767
Fima Ahorro Pesos	308,046,712	119,958,286
Fima Renta Plus	67,810,300	111,507,466
Fima Premium	5,307,052,703	5,806,470,155
Fima Ahorro Plus	306,887,156	201,446,287
Fima Capital Plus	126,233,261	452,214,412
Fima Abierto Pymes	11,395,030	13,703,353
Fima Mix I	24,023,884	37,518,517
Fima Mix II	6,202,163	8,491,227
Fima Renta Fija Internacional	5,337,897	9,588,923
Fima Sustentable ASG	3,849,168	7,378,383
Fima Acciones Latinoamericanas Dólares	486,086	1,069,253
Fima Renta Fija Dólares	3,247,378	—
Fima Mix Dólares	28,896,236	—
Total	6,408,337,558	7,022,958,149

Summary of Compliance with Minimum Cash Requirements
As of September 30, 2024, the balances recorded in the regulatory items are the following:

		In currency
Item	Ps.	Thousand US$	Euros(*)
Checking Accounts held in the Argentine Central Bank	436,566,666	1,775,747	28
Special Accounts in the Argentine Central Bank	196,877,899	4,490	—
National Treasury Bonds in Argentine Pesos Computable for Minimum	221,037,899	—	—
Argentine Government Securities	481,257,860	—	—
Total in Concept of Integration of the Minimum Cash	1,335,740,324	1,780,237	28
(*) Stated in thousand US$.
Summary of Minimum Capital Position on Individual Basis
The determination of the minimum capital position on Banco Galicia's individual basis is detailed below: Balances are disclosed in accordance with the standard and currency in force in each period/fiscal year.

Items	09.30.24	12.31.23
Capital Requirement	1,001,481,864	454,010,943
Integration	3,240,767,450	1,376,283,996
Excess of Integration	2,239,285,586	922,273,053